Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 34.3%

Communication Services - 3.5%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom S.A. - ADR (Spain)	5,841	$111,855
Cellnex Telecom S.A. (Spain)[2]	6,683	257,144
Helios Towers plc (Tanzania)*	68,833	69,001
		438,000
Entertainment - 1.0%
Electronic Arts, Inc.	24,691	3,396,988
Interactive Media & Services - 2.4%
Alphabet, Inc. - Class A*	34,887	4,887,669
Auto Trader Group plc (United Kingdom)[2]	21,783	200,401
Meta Platforms, Inc. - Class A*	7,164	2,794,963
Tencent Holdings Ltd. (China)	7,300	253,392
		8,136,425
Total Communication Services		11,971,413
Consumer Discretionary - 2.0%
Broadline Retail - 1.8%
Amazon.com, Inc.*	37,886	5,879,907
Dollarama, Inc. (Canada)	2,060	151,185
MercadoLibre, Inc. (Brazil)*	142	243,077
		6,274,169
Hotels, Restaurants & Leisure - 0.1%
Marriott Vacations Worldwide Corp.	1,047	87,833
Monarch Casino & Resort, Inc.	1,692	116,629
		204,462
Household Durables - 0.1%
Sony Group Corp. (Japan)	2,000	196,137
Total Consumer Discretionary		6,674,768
Consumer Staples - 4.9%
Beverages - 2.3%
The Coca-Cola Co.	64,965	3,864,768
Diageo plc (United Kingdom)	5,247	189,510
Heineken N.V. - ADR (Netherlands)	66,887	3,364,082
Heineken N.V. (Netherlands)	3,518	353,895
		7,772,255
Food Products - 1.4%
Mondelez International, Inc. - Class A	18,352	1,381,355
Nestle S.A. - ADR	27,778	3,163,914
Nestle S.A.	3,558	405,437
		4,950,706
Personal Care Products - 1.2%
Beiersdorf AG (Germany)	1,985	290,484
L’Oreal S.A. (France)	114	54,555
Unilever plc - ADR (United Kingdom)	74,687	3,636,510
		3,981,549
Total Consumer Staples		16,704,510

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials - 5.7%
Banks - 0.2%
FinecoBank Banca Fineco S.p.A. (Italy)	16,581	$239,071
HDFC Bank Ltd. - ADR (India)	5,535	307,137
		546,208
Capital Markets - 2.4%
Avanza Bank Holding AB (Sweden)	7,709	154,854
Cboe Global Markets, Inc.	6,931	1,274,264
Deutsche Boerse AG - ADR (Germany)	66,615	1,322,974
Deutsche Boerse AG (Germany)	1,898	377,967
Intercontinental Exchange, Inc.	10,051	1,279,794
Intermediate Capital Group plc (United Kingdom)	4,655	104,948
Moody's Corp.	6,822	2,674,497
S&P Global, Inc.	2,244	1,006,097
		8,195,395
Financial Services - 2.7%
Mastercard, Inc. - Class A	12,067	5,420,859
Visa, Inc. - Class A	14,100	3,852,966
		9,273,825
Insurance - 0.4%
Admiral Group plc - ADR (United Kingdom)	37,021	1,194,298
Admiral Group plc (United Kingdom)	10,050	319,561
		1,513,859
Total Financials		19,529,287
Health Care - 6.3%
Biotechnology - 1.2%
BioMarin Pharmaceutical, Inc.*	23,828	2,098,770
Vertex Pharmaceuticals, Inc.*	4,770	2,067,223
		4,165,993
Health Care Equipment & Supplies - 1.3%
Alcon, Inc. (Switzerland)	19,178	1,440,460
Intuitive Surgical, Inc.*	3,388	1,281,409
Medtronic plc	17,825	1,560,400
		4,282,269
Health Care Providers & Services - 0.8%
Humana, Inc.	3,500	1,323,210
UnitedHealth Group, Inc.	2,538	1,298,796
		2,622,006
Life Sciences Tools & Services - 0.4%
Lonza Group AG (Switzerland)	245	119,782
Thermo Fisher Scientific, Inc.	2,641	1,423,446
		1,543,228
Pharmaceuticals - 2.6%
AstraZeneca plc - ADR (United Kingdom)	46,343	3,088,297
Johnson & Johnson	25,474	4,047,819

Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Novartis AG - ADR (Switzerland)	16,329	$1,689,562
		8,825,678
Total Health Care		21,439,174
Industrials - 4.7%
Aerospace & Defense - 2.3%
Airbus SE (France)	1,643	261,707
BAE Systems plc - ADR (United Kingdom)	20,908	1,265,770
BAE Systems plc (United Kingdom)	25,084	373,663
L3Harris Technologies, Inc.	18,638	3,884,532
Northrop Grumman Corp.	4,360	1,947,874
		7,733,546
Building Products - 0.4%
Masco Corp.	18,557	1,248,700
Commercial Services & Supplies - 0.6%
Cleanaway Waste Management Ltd. (Australia)	127,069	215,119
Copart, Inc.*	38,046	1,827,730
		2,042,849
Ground Transportation - 1.2%
Canadian National Railway Co. (Canada)	13,413	1,663,748
CSX Corp.	36,056	1,287,199
Union Pacific Corp.	5,277	1,287,219
		4,238,166
Machinery - 0.1%
Techtronic Industries Co. Ltd. (Hong Kong)	17,000	180,559
Professional Services - 0.0%##
Experian plc	3,733	155,376
Trading Companies & Distributors - 0.1%
Brenntag SE (Germany)	1,113	98,400
IMCD N.V. (Netherlands)	1,375	209,881
		308,281
Transportation Infrastructure - 0.0%##
Auckland International Airport Ltd. (New Zealand)	31,910	164,525
Total Industrials		16,072,002
Information Technology - 3.9%
Electronic Equipment, Instruments & Components - 0.1%
Halma plc (United Kingdom)	8,988	248,780
Keyence Corp. (Japan)	400	178,959
		427,739
IT Services - 0.1%
Globant S.A. *	509	120,027
Keywords Studios plc (Ireland)	7,785	162,799
		282,826

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 2.6%
Micron Technology, Inc.	55,818	$4,786,393
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	36,023	4,069,158
		8,855,551
Software - 1.1%
Atlassian Corp. - Class A *	612	152,860
Microsoft Corp.	4,959	1,971,599
ServiceNow, Inc.*	1,813	1,387,670
		3,512,129
Total Information Technology		13,078,245
Materials - 0.7%
Chemicals - 0.7%
Air Liquide S.A. (France)	1,169	218,759
FMC Corp.	35,268	1,982,062
Total Materials		2,200,821
Real Estate - 2.0%
Health Care REITs - 0.1%
Ventas, Inc.	3,445	159,814
Welltower, Inc.	2,606	225,445
		385,259
Industrial REITs - 0.6%
Americold Realty Trust, Inc.	6,392	175,780
Goodman Group (Australia)	5,031	83,510
LXP Industrial Trust	20,517	186,499
Prologis, Inc.	7,484	948,148
Rexford Industrial Realty, Inc.	5,908	310,702
Terreno Realty Corp.	2,827	168,857
		1,873,496
Office REITs - 0.0%##
Equity Commonwealth	5,116	97,767
Residential REITs - 0.5%
American Homes 4 Rent - Class A	4,141	145,142
Apartment Income REIT Corp.	3,892	127,230
AvalonBay Communities, Inc.	1,424	254,910
Equity LifeStyle Properties, Inc.	3,438	232,718
Flagship Communities REIT	7,011	113,368
Invitation Homes, Inc.	9,065	298,510
Mid-America Apartment Communities, Inc.	838	105,906
Sun Communities, Inc.	2,734	342,707
UDR, Inc.	2,182	78,596
		1,699,087
Retail REITs - 0.1%
Agree Realty Corp.	4,157	247,799
Realty Income Corp.	3,348	182,097
		429,896

Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Specialized REITs - 0.7%
American Tower Corp	1,209	$236,541
Crown Castle, Inc	1,057	114,420
Digital Realty Trust, Inc	791	111,104
Equinix, Inc	1,252	1,038,872
Extra Space Storage, Inc	1,472	212,616
Public Storage.	1,133	320,854
SBA Communications Corp	1,624	363,549
		2,397,956
Total Real Estate		6,883,461
Utilities - 0.6%
Electric Utilities - 0.6%
Evergy, Inc	38,621	1,960,788

TOTAL COMMON STOCKS
(Identified Cost $97,683,982)		116,514,469

PREFERRED STOCKS - 0.0%##

Information Technology - 0.0%##
Software - 0.0%##
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026 (Identified Cost$235,775)	9,431	83,276

CORPORATE BONDS - 13.5%

Non-Convertible Corporate Bonds- 13.5%
Communication Services - 1.8%
Entertainment - 0.5%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	1,730,000	1,636,610

Interactive Media & Services - 1.3%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	4,720,000	4,503,247

Total Communication Services		6,139,857

Consumer Discretionary - 1.5%
Broadline Retail - 1.5%
Alibaba Group Holding Ltd.
(China) , 2.125%, 2/9/2031	600,000	501,346
(China) , 4.00%, 12/6/2037	2,860,000	2,487,515
Amazon.com, Inc., 3.30%, 4/13/2027	2,300,000	2,231,042

Total Consumer Discretionary		5,219,903

Consumer Staples - 0.7%
Beverages - 0.7%
PepsiCo, Inc., 3.90%, 7/18/2032	2,360,000	2,265,053

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 1.5%
Energy Equipment & Services - 0.1%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[2]
	330,000	$341,922
Oil, Gas & Consumable Fuels - 1.4%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	365,718	327,823
Cenovus Energy, Inc.(Canada), 6.75%, 11/15/2039	1,530,000	1,687,320
Energy Transfer LP, 6.50%, 2/1/2042	2,728,000	2,890,364
		4,905,507
Total Energy		5,247,429

Financials - 2.8%
Banks - 1.9%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	1,990,000	1,687,561
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	1,850,000	1,699,401
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	3,140,000	3,066,359
		6,453,321
Consumer Finance - 0.8%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 1.905%), 5.70%, 2/1/2030[3]	2,190,000	2,208,811
Navient Corp., 6.75%, 6/25/2025	475,000	478,711
		2,687,522
Financial Services - 0.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	230,000	195,852
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $250,000)[4]	250,000	215,334
		411,186
Total Financials		9,552,029

Industrials - 1.2%
Ground Transportation - 0.3%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	1,140,000	1,128,601

Passenger Airlines - 0.2%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	104,154	104,878
United Airlines Pass-Through Trust Series 2018-1, Class B, 4.60%, 3/1/2026	64,489	61,366

Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Passenger Airlines (continued)
United Airlines Pass-Through Trust (continued)
Series 2019-2, Class B, 3.50%, 5/1/2028	353,898	$321,950
		488,194
Trading Companies & Distributors - 0.7%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,260,000	1,143,871
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,220,000	1,154,221
		2,298,092
Total Industrials		3,914,887

Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
QUALCOMM, Inc., 4.25%, 5/20/2032	2,250,000	2,203,498

Materials - 0.5%
Metals & Mining - 0.5%
Infrabuild Australia Pty Ltd. (Australia), 14.50%, 11/15/2028[2]	335,000	342,487
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,275,845	1,208,045
Northwest Acquisitions ULC - DominionFinco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $89,149)[4,5]	497,000	50
Total Materials		1,550,582

Real Estate - 1.9%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	490,000	453,083
Retail REITs - 1.0%
Simon Property Group LP
2.25%, 1/15/2032	945,000	779,273
2.65%, 2/1/2032	3,190,000	2,707,993
		3,487,266
Specialized REITs - 0.8%
SBA Tower Trust
1.884%, 1/15/2026[2]	520,000	483,478
6.599%, 1/15/2028[2]	1,960,000	2,011,751
		2,495,229
Total Real Estate		6,435,578

Utilities - 1.0%
Electric Utilities - 0.3%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	1,060,000	1,119,514

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers - 0.7%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	2,170,000	$2,285,852

Total Utilities		3,405,366
TOTAL CORPORATE BONDS
(Identified Cost $48,590,107)		45,934,182

U.S. TREASURY SECURITIES - 27.7%

U.S. Treasury Bonds - 5.9%
U.S. Treasury Bond
2.375%, 2/15/2042	17,958,000	13,561,096
3.625%, 2/15/2053	3,532,000	3,165,555
U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2027	3,290,295	3,335,875

Total U.S. Treasury Bonds
(Identified Cost $21,080,651)		20,062,526
U.S. Treasury Notes - 21.8%
U.S. Treasury Inflation Indexed Note
0.50%, 4/15/2024	8,419,884	8,377,101
0.125%, 1/15/2031	4,694,529	4,222,116
U.S. Treasury Note
2.25%, 11/15/2025	13,541,000	13,066,536
2.25%, 11/15/2027	10,384,000	9,769,072
3.125%, 11/15/2028	11,096,000	10,723,244
1.75%, 11/15/2029	3,662,000	3,270,624
0.875%, 11/15/2030	13,115,000	10,772,743
4.125%, 11/15/2032	13,634,000	13,800,164

Total U.S. Treasury Notes
(Identified Cost $73,398,808)		74,001,600
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $94,479,459)		94,064,126

ASSET-BACKED SECURITIES - 4.6%

CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	921,938	859,637
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	539,408	486,604
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%,2/15/2030[2]	88,891	88,736
DataBank Issuer, Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,600,000	1,522,856
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,100,000	1,902,699
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	911,343	725,152
Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	1,950,000	1,763,429

Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Libra Solutions LLC
Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	434,416	$434,156
Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	662,634	662,751
Nelnet Student Loan Trust, Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 6.159%, 3/26/2040[2,6]	175,334	174,229
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	165,000	165,804
Oxford Finance Funding LLC Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	270,367	261,910
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,925,000	1,838,893
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,170,000	2,143,982
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	1,233,626	1,187,756
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	861,796	866,192
SoFi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	173,712	169,838
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,7]	39,275	38,989
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,7]	17,574	17,478
Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 6.450%, 10/25/2048[2,6]	231,907	234,499

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $16,347,109)		15,545,590

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.0%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,7]	1,192,926	1,074,768
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	34,154	32,701
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,7]	620,095	508,688
Credit Suisse Mortgage Capital Trust
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,7]	128,560	118,133
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,7]	275,798	247,966
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,7]	253,061	217,138
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,7]	143,779	125,161

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust (continued)
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,7]	53,109	$48,913
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	21,837	21,344
Series 2021-69, Class WJ, 1.50%, 10/25/2050	863,061	728,600
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	2,047,389	1,775,859
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	284,524	255,193
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,6]	1,129,906	1,042,734
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,7]	890,790	785,088
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,7]	901,544	788,877
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,7]	987,135	844,171
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	167,958	161,622
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,7]	12,064	10,922
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]	236,566	221,608
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]	268,279	252,086
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,7]	316,846	297,246
OBX Trust, Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,8]	1,056,103	1,061,992
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 11.336%, 7/25/2029 (Acquired 07/24/2023, cost $3,296,192)[4,6]	3,296,192	3,295,714
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,7]	853,213	785,525
Provident Funding Mortgage Trust Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,7]	1,083,390	919,555
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,7]	1,778,754	1,460,376
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,7]	1,173,151	952,785
Sequoia Mortgage Trust Series 2013-2, Class A, 1.874%, 2/25/2043[7]	219,874	187,720

Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust (continued)
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]		416,149	$371,542
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]		144,647	125,729
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]		174,798	156,867
Series 2017-6, Class A19, 3.50%, 9/25/2047[2,7]		74,024	66,458
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,7]		72,652	66,084
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 8.50%, 11/15/2027[2,6]		1,745,456	1,251,580
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]		139,835	130,614
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,7]		76,477	69,220

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES
(Identified Cost $23,001,898)			20,460,579

FOREIGN GOVERNMENT BONDS - 0.4%

Japan Government Two Year Bond, Series 456, (Japan), 0.10%, 1/1/2026	JPY	165,000,000	1,121,726
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	1,081,000	58,141
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		380,000	372,261

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,579,351)			1,552,128

MUNICIPAL BONDS - 1.3%

Clark County, Public Impt., Series A, G.O. Bond, 1.51%, 11/1/2028		2,530,000	2,208,849
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038		1,835,000	1,421,992
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028		955,000	851,086

TOTAL MUNICIPAL BONDS
(Identified Cost $5,384,630)			4,481,927

U.S. GOVERNMENT AGENCIES - 11.1%

Mortgage-Backed Securities - 11.1%
Fannie Mae
Pool #AD0462, UMBS, 5.50%, 10/1/2024		373	371

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA3463, UMBS, 4.00%, 9/1/2033	308,750	$302,496
Pool #MA1834, UMBS, 4.50%, 2/1/2034	224,114	221,662
Pool #MA1903, UMBS, 4.50%, 5/1/2034	157,414	155,694
Pool #889576, UMBS, 6.00%, 4/1/2038	152,384	160,363
Pool #MA3412, UMBS, 3.50%, 7/1/2038	272,500	259,124
Pool #995196, UMBS, 6.00%, 7/1/2038	314,881	330,584
Pool #AD0207, UMBS, 6.00%, 10/1/2038	54,026	56,855
Pool #AD0220, UMBS, 6.00%, 10/1/2038	17,611	18,489
Pool #MA0258, UMBS, 4.50%, 12/1/2039	280,508	279,066
Pool #AL1595, UMBS, 6.00%, 1/1/2040	208,504	219,422
Pool #AL0152, UMBS, 6.00%, 6/1/2040	302,025	317,840
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,924,155	1,707,758
Pool #MA4687, UMBS, 4.00%, 6/1/2042.	2,103,529	2,019,929
Pool #AL7068, UMBS, 4.50%, 9/1/2042.	91,865	91,393
Pool #MA4934, UMBS, 5.00%, 2/1/2043	2,704,873	2,701,410
Pool #AX5234, UMBS, 4.50%, 11/1/2044	325,726	322,208
Pool #BD1381, UMBS, 3.50%, 6/1/2046	51,129	47,491
Pool #BE7845, UMBS, 4.50%, 2/1/2047	55,462	54,647
Pool #AL8674, 5.638%, 1/1/2049	786,704	815,092
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,041,669	1,890,848
Pool #MA4020, UMBS, 3.00%, 5/1/2050	3,235,448	2,869,292
Pool #FS4339, UMBS, 3.00%, 12/1/2050	2,489,951	2,216,359
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,478,390	2,197,910
Pool #FS4925, UMBS, 3.50%, 4/1/2052	2,230,370	2,055,000
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,267,735	2,135,832
Pool #BW1194, UMBS, 4.00%, 9/1/2052	2,018,189	1,900,801
Pool #MA4733, UMBS, 4.50%, 9/1/2052	1,253,792	1,211,989
Pool #MA4807, UMBS, 5.50%, 11/1/2052	1,144,138	1,149,350

Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA4868, UMBS, 5.00%, 1/1/2053	1,884,211	$1,864,677
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	255,478	252,993
Pool #C91771, 4.50%, 6/1/2034	4,283	4,242
Pool #C91780, 4.50%, 7/1/2034	6,062	6,003
Pool #G03781, 6.00%, 1/1/2038	55,957	58,953
Pool #G03926, 6.00%, 2/1/2038	79,918	84,196
Pool #G05900, 6.00%, 3/1/2040	45,619	48,062
Pool #G05906, 6.00%, 4/1/2040	39,920	42,058
Pool #A92889, 4.50%, 7/1/2040	479,861	478,047
Pool #G08772, 4.50%, 7/1/2047	55,621	54,776
Pool #ZS4751, UMBS, 3.50%, 1/1/2048	113,225	104,860
Pool #SD8230, UMBS, 4.50%, 6/1/2052	2,337,915	2,259,967
Pool #SD1360, UMBS, 5.50%, 7/1/2052	2,873,404	2,888,096
Pool #SD8276, UMBS, 5.00%, 12/1/2052	1,797,783	1,780,095

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $38,590,531)		37,636,300

SHORT-TERM INVESTMENT - 1.2%

Dreyfus Government Cash Management, Institutional Shares, 5.22%[9]
(Identified Cost $4,231,690)	4,231,690	4,231,690

TOTAL INVESTMENTS - 100.1%
(Identified Cost $330,124,532)		340,504,267
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(499,396)
NET ASSETS - 100%		$340,004,871

ADR - American Depositary Receipt

G.O. Bond - General Obligation Bond

Impt. - Improvement

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $43,428,364, which represented 12.8% of the Series’ Net Assets.

Investment Portfolio - January 31, 2024

(unaudited)

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2024.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at January 31, 2024 was $3,511,098, or 1.0% of the Series’ Net Assets.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Floating rate security. Rate shown is the rate in effect as of January 31, 2024.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2024.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of January 31, 2024.

9Rate shown is the current yield as of January 31, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$11,971,413	$11,191,475	$779,938	$—
Consumer Discretionary	6,674,768	6,478,631	196,137	—
Consumer Staples	16,704,510	15,410,629	1,293,881	—
Financials	19,529,287	18,332,886	1,196,401	—
Health Care	21,439,174	21,319,392	119,782	—
Industrials	16,072,002	14,577,297	1,494,705	—
Information Technology	13,078,245	12,487,707	590,538	—
Materials	2,200,821	1,982,062	218,759	—
Real Estate	6,883,461	6,799,951	83,510	—
Utilities	1,960,788	1,960,788	—	—
Preferred securities:
Information Technology	83,276	83,276	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	131,700,426	—	131,700,426	—
States and political subdivisions (municipals)	4,481,927	—	4,481,927	—
Corporate debt:
Communication Services	6,139,857	—	6,139,857	—
Consumer Discretionary	5,219,903	—	5,219,903	—
Consumer Staples	2,265,053	—	2,265,053	—
Energy	5,247,429	—	5,247,429	—
Financials	9,552,029	—	9,552,029	—
Industrials	3,914,887	—	3,914,887	—
Information Technology	2,203,498	—	2,203,498	—

Investment Portfolio - January 31, 2024

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Materials	$1,550,582	$—	$1,550,582	$—
Real Estate	6,435,578	—	6,435,578	—
Utilities	3,405,366	—	3,405,366	—
Asset-backed securities	15,545,590	—	15,545,590	—
Commercial mortgage-backed securities	20,460,579	—	20,460,579	—
Foreign government bonds	1,552,128	—	1,552,128	—
Short-Term Investment	4,231,690	4,231,690	—	—
Total assets	$340,504,267	$114,855,784	$225,648,483	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of January 31, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.